ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations Liability

The following is a reconciliation of the asset retirement obligations liability through March 31, 2023:

Asset Retirement Obligations - January 1, 2022	$21,937
Accretion Expense	1,092
Estimated liabilities recorded	223,837
Asset Retirement Obligations - December 31, 2022	$246,866

Accretion Expense	5,865
Estimated liabilities recorded	—
Asset retirement obligations - March 31, 2023	$252,731

The following is a reconciliation of the asset retirement obligations liability through December 31, 2022:

Predecessor
Asset retirement obligations - December 31, 2021	$21,937
Accretion expense	—
Asset retirement obligations - December 14, 2022	$21,937

Successor
Estimated liabilities recorded	$245,774
Accretion expense	1,092
Asset retirement obligations - December 31, 2022	$246,866